Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details) (10-K) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss carryforwards	$ 2,990,000	$ 3,662,000
Depreciation & Amortization	76,000	684,000
Stock Option Compensation	17,000	394,000
Other	84,000	132,000
Less: valuation allowance	(3,167,000)	(4,872,000)
Deferred tax assets (liabilities)